Business Combinations - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 EUR (€) shares Business	Dec. 31, 2016 shares
Restricted Stock Awards
Disclosure of detailed information about business combination [line items]
Share-based payment transactions | shares	0	61,880	0
Acquisitions in 2017
Disclosure of detailed information about business combination [line items]
Number of business acquired | Business		5
Total purchase consideration		€ 85
Cash paid for business acquisition		52
Issue of equity for business acquisition		33
Goodwill		71
Acquired intangible assets		17
Deferred tax liabilities		4
Tangible assets		1
Acquisitions in 2017 | Arrangement One
Disclosure of detailed information about business combination [line items]
Business combination, compensation expenses		€ 6
Acquisitions in 2017 | Arrangement One | Restricted Stock Awards
Disclosure of detailed information about business combination [line items]
Share-based payment transactions | shares		61,880
Acquisitions in 2017 | Top of range
Disclosure of detailed information about business combination [line items]
Business combination, compensation expenses		€ 22
Business combination, compensation expenses service period		3 years
Acquisitions in 2017 | Top of range | Arrangement One
Disclosure of detailed information about business combination [line items]
Business combination, compensation expenses service period		3 years
Acquisitions in 2017 | Bottom Of Range [Member] | Arrangement One
Disclosure of detailed information about business combination [line items]
Business combination, compensation expenses service period		2 years